Class K [Member] Expense Example - Class K - iShares Russell Small/Mid-Cap Index Fund - Class K Shares	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	25
Expense Example, with Redemption, 5 Years	44
Expense Example, with Redemption, 10 Years	$ 102